Goodwill and Other Intangibles	3 Months Ended
Mar. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles

12. GOODWILL AND OTHER INTANGIBLES

Changes in the carrying amount of goodwill for the three months ended March 31, 2017 are as follows:

	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2017	$1,648	$588	$55	$5	$153	$2,449
Impact of foreign exchange	(2)	4	—	—	1	3
Balance at March 31, 2017	$1,646	$592	$55	$5	$154	$2,452

As of March 31, 2017 and December 31, 2016, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		March 31, 2017			December 31, 2016
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$304	$165	$139	$316	$168	$148
Patents, concessions and licenses and other	5-25	1,690	1,323	367	1,649	1,284	365
		1,994	1,488	506	1,965	1,452	513
Other intangible assets not subject to amortization:
Trademarks		273	—	273	274	—	274
Total Other intangible assets		$2,267	$1,488	$779	$2,239	$1,452	$787

CNH Industrial recorded amortization expense of $27 million and $25 million for the three months ended March 31, 2017 and 2016, respectively.